SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Financial assets	$ 933,919	$ 638,471
Financial liabilities	3,959,501	5,408,928
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Financial assets	1,800,135	3,253,699
Financial liabilities	3,936,467	6,668,340
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Financial assets	199,339	149,711
Financial liabilities	471,019	108,961
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Financial assets	208,705	839,614
Financial liabilities	82,937	659,893
Macau, Patacas
IfrsStatementLineItems [Line Items]
Financial assets	552	511
Financial liabilities		$ 96,141